RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related party transactions [abstract]
Wage and short-term benefits	$ 245,597	$ 219,420
Share-based payments	357,347	949,773
Remuneration of directors and key management	$ 602,944	$ 1,169,193